IFRS 7 Disclosure - Credit and Counterparty Risk - Schedule of Total Credit Risk Exposures (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of credit risk exposure [line items]
Total exposure at default	$ 1,152,424	$ 1,123,359
Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	353,309	344,912
Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	178,414	156,741
Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	240,688	237,984
Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	51,861	51,827
Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	76,928	74,772
Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	35,654	33,016
Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	72,445	74,008
Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	30,018	28,393
Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	7,423	8,456
Utilities sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	25,615	26,265
Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	80,069	86,985
Drawn [Member]
Disclosure of credit risk exposure [line items]
Total exposure at default	898,000	873,084
Drawn [Member] | Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	287,741	281,087
Drawn [Member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	105,378	95,366
Drawn [Member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	230,353	219,795
Drawn [Member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	33,561	33,046
Drawn [Member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	66,650	61,734
Drawn [Member] | Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	30,595	27,825
Drawn [Member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	54,433	56,588
Drawn [Member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	21,868	19,997
Drawn [Member] | Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	3,180	3,335
Drawn [Member] | Utilities sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	10,068	11,101
Drawn [Member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	54,173	63,210
Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	170,128	168,534
Undrawn commitments [member] | Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	65,568	63,812
Undrawn commitments [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	20,484	18,690
Undrawn commitments [member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	3,024	2,551
Undrawn commitments [member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	15,555	16,059
Undrawn commitments [member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	8,632	11,843
Undrawn commitments [member] | Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	4,262	4,621
Undrawn commitments [member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	13,830	13,552
Undrawn commitments [member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	7,212	7,618
Undrawn commitments [member] | Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	3,010	2,889
Undrawn commitments [member] | Utilities sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	9,304	8,767
Undrawn commitments [member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	19,247	18,132
Other off balance sheet items [Member]
Disclosure of credit risk exposure [line items]
Total exposure at default	25,409	25,243
Other off balance sheet items [Member] | Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default		13
Other off balance sheet items [Member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	7,447	7,201
Other off balance sheet items [Member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,760	1,575
Other off balance sheet items [Member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,696	1,915
Other off balance sheet items [Member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,234	971
Other off balance sheet items [Member] | Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	645	441
Other off balance sheet items [Member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	3,192	3,172
Other off balance sheet items [Member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	670	611
Other off balance sheet items [Member] | Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	623	788
Other off balance sheet items [Member] | Utilities sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	3,799	4,547
Other off balance sheet items [Member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	4,343	4,009
Over the counter derivatives [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	40,105	34,451
Over the counter derivatives [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	27,393	19,307
Over the counter derivatives [member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	4,481	8,193
Over the counter derivatives [member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,049	807
Over the counter derivatives [member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	412	224
Over the counter derivatives [member] | Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	152	129
Over the counter derivatives [member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	990	696
Over the counter derivatives [member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	268	167
Over the counter derivatives [member] | Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	610	1,444
Over the counter derivatives [member] | Utilities sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	2,444	1,850
Over the counter derivatives [member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	2,306	1,634
Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	18,782	22,047
Repo style transactions [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	17,712	16,177
Repo style transactions [member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	$ 1,070	$ 5,870